Provisions - Schedule of Assumption in Provision Calculation (Detail)	Dec. 31, 2023	Dec. 31, 2022
South Africa
Disclosure of Provisions [line items]
Discount rate	12.10%	11.40%
South Africa | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	5.00%	5.30%
South Africa | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	4.60%	4.70%
South Africa | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	4.50%	4.60%
South Africa | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	4.50%	4.60%
Ghana | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.70%	3.40%
Ghana | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.50%	2.60%
Ghana | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.40%
Ghana | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.40%
Australia | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	3.80%	4.80%
Australia | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	3.30%	2.90%
Australia | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.80%	2.70%
Australia | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.60%	2.50%
Peru
Disclosure of Provisions [line items]
Discount rate	5.20%	5.40%
Peru | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.70%	3.40%
Peru | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.50%	2.60%
Peru | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.40%
Peru | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.40%
Chile
Disclosure of Provisions [line items]
Discount rate	4.60%	4.70%
Chile | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.70%	3.40%
Chile | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.50%	2.60%
Chile | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.40%
Chile | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.40%
Bottom of range | Ghana
Disclosure of Provisions [line items]
Discount rate	12.10%	15.00%
Bottom of range | Australia
Disclosure of Provisions [line items]
Discount rate	4.00%	4.00%
Top of range | Ghana
Disclosure of Provisions [line items]
Discount rate	12.40%	15.20%
Top of range | Australia
Disclosure of Provisions [line items]
Discount rate	4.20%	4.30%